Share Capital And Equity Compensation	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Capital And Equity Compensation
14.
SHARE CAPITAL AND EQUITY COMPENSATION

On January 23, 2025, the Company completed the Continuation from Canada to Switzerland (Note 1). As a result of the Continuation, Lithium Argentina's shares were established with a nominal par value of $0.01 per share, resulting in share capital of $1,619 and a capital reserve of $1,499,682. The number of shares outstanding remained unchanged. The components of shareholders’ equity have been retrospectively adjusted to reflect the Swiss capital structure in all periods presented.

14.
SHARE CAPITAL AND EQUITY COMPENSATION (continued)

The share capital is fully paid-in, meaning that the entire issue price of the shares has been fully paid to Lithium Argentina. Lithium Argentina has one class of shares outstanding, being the Common Shares. The Common Shares are not convertible into shares of any other class or series.

Equity Incentive Plan

The Company has an equity incentive plan (“Plan”) in accordance with the policies of the TSX whereby, from time to time at the discretion of the Board of Directors, eligible directors, officers, employees and consultants are awarded restricted share units (“RSUs”) and performance share units (“PSUs”) that, subject to a recipient’s deferral right in accordance with the Income Tax Act (Canada), convert automatically into common shares upon vesting. In addition, independent directors are awarded deferred share units (“DSUs”), generally as partial compensation for their services as directors. DSUs may be redeemed by directors for common shares upon retirement or termination from the Board.

The Plan also permits the grant of incentive stock options exercisable to purchase common shares of the Company (“stock options”). The Plan is a “rolling plan” pursuant to which the aggregate number of common shares to be issued shall not exceed 8% of the outstanding shares from time to time.

Restricted Share Units

During the year ended December 31, 2024, the Company granted 1,913 RSUs (2023 – 1,241) to its employees and consultants. The total estimated fair value of the RSUs granted was $7,346 (2023 – $13,543) based on the market value of the Company’s shares on the grant date. As at December 31, 2024, there was $6,969 (2023 – $4,794) of total unamortized compensation cost relating to unvested RSUs. During the year ended December 31, 2024, equity compensation expense related to RSUs of $3,118 was charged to expenses (2023 – $3,942).

A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs (in 000's)
Balance, RSUs outstanding as at December 31, 2022	2,367
Converted into shares pre-separation	(547)
Forfeited pre-separation	(12)
Granted pre-separation	363
Balance, RSUs outstanding prior to separation	2,171
Net adjustment upon separation	(281)
Converted into shares post-separation	(521)
Granted post-separation	878
Balance, RSUs outstanding as at December 31, 2023	2,247
Converted into shares	(615)
Granted	1,913
Forfeited	(267)
Balance, RSUs outstanding as at December 31, 2024	3,278

14.
SHARE CAPITAL AND EQUITY COMPENSATION (continued)

Deferred Share Units

During the year ended December 31, 2024, the Company granted 203 DSUs (2023 – 357) with a total estimated fair value of $780 (2023 – $2,386).

Number of DSUs (in 000's)
Balance, DSUs outstanding as at December 31, 2022	252
Granted pre-separation	32
Converted into common shares pre-separation	(59)
Balance, DSUs outstanding as at September 30, 2023	225
Net adjustment upon separation	(29)
Converted into shares post-separation	(83)
Granted post-separation	325
Balance, DSUs outstanding as at December 31, 2023	438
Granted	203
Balance, DSUs outstanding as at December 31, 2024	641

Stock Options

During the year ended December 31, 2024, the Company granted 1,225 stock options (2023 – 1,740) to its officers and employees. The fair value of stock options granted was estimated on the date of grant using the Black Scholes Option Pricing Model with the following assumptions used for the grants:

	December 3, 2023	June 20, 2024	November 15, 2024
Number of options granted ('000's)	1,740	1,225	30
Risk-free rate	4.04%-4.27%	4.27%-4.29%	4.31%
Expected life (in years)	7	5-7	5
Annualized volatility	73.14%-73.66%	73.66%	82.98%
Dividend rate	0%	0%	0%
Fair value per stock option granted ($)	$2.22-$3.98	$2.20-$3.52	$2.21
Total fair value of stock options granted ($)	$5,869	$2,824	$66

None of the stock options were exercisable as at December 31, 2024. A summary of changes to outstanding stock options is as follows:

Number of Options (in 000's)
Balance, stock options outstanding as at December 31, 2022	690
Exercised pre-separation	(690)
Granted post-separation	1,740
Balance, stock options outstanding as at December 31, 2023	1,740
Granted	1,255
Forfeited	(280)
Balance, stock options outstanding as at December 31, 2024	2,715

14.
SHARE CAPITAL AND EQUITY COMPENSATION (continued)

During the year ended December 31, 2024, no stock options (2023 – 670) were exercised under the cashless exercise provision of the Plan, resulting in no issuance of shares (2023 – 525) of the Company.

As at December 31, 2024, there was $4,179 (2023 – $6,637) of total unamortized compensation cost relating to unvested stock options. During the year ended December 31, 2024, stock-based compensation expense related to stock options of $3,285 (2023 – $288) was charged to operating expenses on the statement of comprehensive loss.

Performance Share Units

During the year ended December 31, 2024, the Company did not grant any PSUs (2023 – 204). As at December 31, 2024, there was $412 (2023 – $965) of total unamortized compensation cost relating to unvested PSUs.

During the year ended December 31, 2024, equity compensation expense related to PSUs of $554 was charged to operating expenses (2023 – $4,488).

A summary of changes to the number of outstanding PSUs is as follows:

Number of PSUs (in 000's)
Balance, PSUs outstanding as at December 31, 2022	766
Granted pre-separation	204
Converted into common shares pre-separation	(215)
Forfeited pre-separation	(6)
Balance, PSUs outstanding as at September 30, 2023	749
Net adjustment upon separation	153
Converted into shares post-separation	(28)
Balance, PSUs outstanding as at December 31, 2023	874
Converted into shares	(638)
Balance, PSUs outstanding as at December 31, 2024	236